Common and Preferred Stock - Additional Information (Details)				3 Months Ended			6 Months Ended		9 Months Ended
	Oct. 02, 2018	Oct. 01, 2018 USD ($) $ / shares	Jun. 08, 2018	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares	Jun. 30, 2021 USD ($) EMPLOYEE $ / shares shares	Jun. 30, 2020 USD ($) EMPLOYEE $ / shares	Sep. 30, 2021 USD ($) DividendsPeriod Director $ / shares shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Dividends paid, common stock | $					$ 0
Dividends declared, common stock						$ 0			$ 0
Dividends paid, preferred stock | $				$ 0
Preferred stock, shares outstanding | shares				2,812,000	2,812,000		2,812,000		2,812,000	2,812,000
Preferred stock, shares issued | shares				2,812,000	2,812,000		2,812,000		2,812,000	2,812,000
Series A Preferred Stock
Class of Stock [Line Items]
Undeclared preferred stock dividends arrears | $							$ 32,400,000	$ 32,400,000	$ 34,600,000
Cumulative preferential cash dividend rate		10.875%	10.875%
Stated liquidation preference				$ 25.00				$ 25.00	$ 25.00
Preferred stock cumulative preferential cash dividends annual rate per share		$ 2,720,000
Unpaid accrued dividends on preferred stock | $		$ 1,900,000						$ 2,200	$ 2,200
Number of dividends period								4	4
Increase of preferred stock dividend rate	12.875%	12.875%
Dividends paid, preferred stock		$ 3.20
Number of additional directors							2		2
Preferred stock, shares outstanding | shares				2,811,535					2,811,535
Preferred stock, shares issued | shares				2,811,535	2,811,535		2,811,535		2,811,535
Redemption price per share				$ 25.00	$ 25.00		$ 25.00		$ 25.00